SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2013
Equity Incentive Plan 1998 [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the option activity of the Company's 1998 Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at December 29, 2012	347,293	$10.60
Forfeited/cancelled	(82,200)	$10.91

Outstanding at December 28, 2013	265,093	$10.50	2.9 years	$9,450

Options vested and exercisable at December 28, 2013	265,093	$10.50	2.9 years	$9,450

Service Based Non vested Share Awards [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
A summary of the status of service-based non-vested shares awards issued under the 1998 Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

		Weighted Average
		Grant Date
	Shares	Fair Value per share
Outstanding at December 29, 2012	110,000	$2.26
Vested	(110,000)	$2.26
Outstanding at December 28, 2013	-	$-

Performance Based Non vested Share Awards [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
A summary of the status of performance-based non-vested shares awards issued under the 1998 Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

		Weighted Average
		Grant Date
	Shares	Fair Value per share
Outstanding at December 29, 2012	-	$-
Granted	800,000	$3.14
Outstanding at December 28, 2013	800,000	$3.14

Supplemental Stock Plan 2000 [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the option activity of the Company's Supplemental Stock Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at December 29, 2012	102,000	$11.44
Forfeited/cancelled	(19,400)	$11.88

Outstanding at December 28, 2013	82,600	$11.33	3.5 years	$0

Options vested and exercisable at December 28, 2013	82,600	$11.33	3.5 years	$0